Financial and capital risks management (Foreign exchange risk) (Detail) - CNY (¥) ¥ in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Presented currency weakened by 5% against foreign currency [member] | Presented currency RMB to foreign currency USD [member]
Financial and capital risks management [line items]
Adjusted amount of exchange gain/loss to be further recognized	¥ (112)	¥ (142)
Presented currency strengthened by 5% against foreign currency [member] | Presented currency RMB to foreign currency USD [member]
Financial and capital risks management [line items]
Adjusted amount of exchange gain/loss to be further recognized	112	142
Presented currency weakened by 3% against foreign currency [member] | Presented currency RMB to foreign currency EUR [member]
Financial and capital risks management [line items]
Adjusted amount of exchange gain/loss to be further recognized	(7)	(9)
Presented currency strengthened by 3% against foreign currency [member] | Presented currency RMB to foreign currency EUR [member]
Financial and capital risks management [line items]
Adjusted amount of exchange gain/loss to be further recognized	7	9
Presented currency weakened by 10% against foreign currency [member] | Presented currency SGD to foreign currency USD [member]
Financial and capital risks management [line items]
Adjusted amount of exchange gain/loss to be further recognized	30	(10)
Presented currency strengthened by 10% against foreign currency [member] | Presented currency SGD to foreign currency USD [member]
Financial and capital risks management [line items]
Adjusted amount of exchange gain/loss to be further recognized	¥ (30)	¥ 10